Condensed Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interests [Member]	Member's Equity [Member]
Beginning Balance at Dec. 31, 2010	$ 39,597						$ (1,499)	$ 41,096
Net income (loss)	58,939						(4,574)	63,513
Capital contributions	85,000							85,000
Distributions	(441)						(417)	(24)
Ending balance at Dec. 31, 2011	183,095						(6,490)	189,585
Net income (loss)	(35,764)						(4,810)	(30,954)
Capital contributions	174,862							174,862
Distributions	(18,808)						(570)	(18,238)
Ending balance at Dec. 31, 2012	303,385	0	0	0	0	0	(11,870)	315,255
Ending Balance, shares at Dec. 31, 2012		0
Net income (loss)	9,754						1,106	8,648
Distributions	(594)						(459)	(135)
Ending balance at Sep. 30, 2013	312,545	0	0	0	0	0	(11,223)	323,768
Ending Balance, shares at Sep. 30, 2013		0
Beginning Balance at Dec. 31, 2012	303,385	0	0	0	0	0	(11,870)	315,255
Beginning Balance, shares at Dec. 31, 2012		0
Net income (loss)	2,521						(1,455)	3,976
Distributions	(653)						(518)	(135)
Ending balance at Dec. 31, 2013	305,253	0	0	0	0	0	(13,843)	319,096
Beginning Balance, shares at Dec. 31, 2013		0
Net income (loss)	(329,290)				(316,890)		3,814	(16,214)
Capital contributions	21,516							21,516
Distributions	(4,504)						(4,398)	(106)
Issuance of common stock	693,221	440		692,781
Issuance of common stock, shares		43,987,500
Equity based compensation	39,578	44		39,534
Equity based compensation, shares		4,434,867
Repurchase of common stock	(944)	(1)	(943)
Repurchase of common stock, shares		(56,102)
Acquisitions	73,106	44		73,062
Acquisitions, shares		4,348,284
Cash flow hedge adjustment, net of tax	582					582
La Quinta Predecessor Entities reorganization		780		306,033			17,479	(324,292)
La Quinta Predecessor Entities reorganization, shares		78,008,014
Ending balance at Sep. 30, 2014	$ 798,518	$ 1,307	$ (943)	$ 1,111,410	$ (316,890)	$ 582	$ 3,052
Ending Balance, shares at Sep. 30, 2014		130,722,563